Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table summarizes changes in the carrying amount of goodwill by reportable segment:

	Titanium Technologies	Fluoroproducts	Chemical Solutions	Total
Balance as of December 31, 2013	$13	$85	$100	$198
Impairment charge	—	—	—	—
Other adjustments	—	—	—	—
Balance as of December 31, 2014	13	85	100	198
Impairment charge	—	—	(25)	(25)
Other adjustments	—	—	(7)	(7)
Balance as of December 31, 2015	$13	$85	$68	$166

Schedule of Other Intangible Assets
The following table summarizes the gross carrying amounts and accumulated amortization of other intangible assets by major class:

	December 31, 2015			December 31, 2014
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Customer lists	$13	$(10)	$3	$13	$(10)	$3
Patents	19	(17)	2	19	(15)	4
Purchased trademarks	5	(2)	3	5	(1)	4
Purchased and licensed technology	8	(6)	2	5	(5)	—
Total	$45	$(35)	$10	$42	$(31)	$11